BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.7%
AT&T Inc.	39,327	$1,131,044
Verizon Communications Inc.	37,345	2,194,019

Total Diversified Telecommunication Services		3,325,063

Entertainment - 0.8%
Walt Disney Co.	8,621	1,561,953	*

Media - 1.0%
Comcast Corp., Class A Shares	23,419	1,227,156
Fox Corp., Class A Shares	14,498	422,182
Nexstar Media Group Inc., Class A Shares	3,045	332,483

Total Media		1,981,821

TOTAL COMMUNICATION SERVICES		6,868,837

CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.9%
General Motors Co.	42,464	1,768,201

Diversified Consumer Services - 0.3%
Service Corp. International	12,019	590,133

Hotels, Restaurants & Leisure - 1.3%
MGM Resorts International	85,435	2,692,057

Household Durables - 6.6%
DR Horton Inc.	57,946	3,993,639
Lennar Corp., Class A Shares	41,583	3,169,872
Mohawk Industries Inc.	11,196	1,578,076	*
PulteGroup Inc.	44,023	1,898,272
Toll Brothers Inc.	22,107	960,991
TopBuild Corp.	5,522	1,016,490	*
Whirlpool Corp.	3,137	566,197

Total Household Durables		13,183,537

Internet & Direct Marketing Retail - 3.2%
eBay Inc.	124,262	6,244,165
Qurate Retail Inc., Class A Shares	16,674	182,914

Total Internet & Direct Marketing Retail		6,427,079

Leisure Products - 0.2%
Brunswick Corp.	5,377	409,942

Specialty Retail - 0.9%
Advance Auto Parts Inc.	3,380	532,384
AutoNation Inc.	6,010	419,438	*

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Foot Locker Inc.	3,319	$134,220
Penske Automotive Group Inc.	10,473	621,991

Total Specialty Retail		1,708,033

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc.	63,998	933,091

TOTAL CONSUMER DISCRETIONARY		27,712,073

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 1.7%
Kroger Co.	8,620	273,771
Sysco Corp.	18,689	1,387,845
Walmart Inc.	11,523	1,661,041

Total Food & Staples Retailing		3,322,657

Food Products - 0.8%
Darling Ingredients Inc.	28,362	1,635,920	*

Household Products - 1.3%
Procter & Gamble Co.	19,095	2,656,878

TOTAL CONSUMER STAPLES		7,615,455

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cabot Oil & Gas Corp.	64,770	1,054,455
Continental Resources Inc.	59,949	977,169

TOTAL ENERGY		2,031,624

FINANCIALS - 35.0%
Banks - 12.5%
Bank of America Corp.	268,763	8,146,207
Citigroup Inc.	122,056	7,525,973
Citizens Financial Group Inc.	52,082	1,862,452
East-West Bancorp Inc.	16,706	847,161
First Citizens BancShares Inc., Class A Shares	355	203,866
Popular Inc.	3,418	192,502
Signature Bank	6,633	897,379
TCF Financial Corp.	6,186	229,006
US Bancorp	84,365	3,930,565
Western Alliance Bancorp	2,797	167,680
Zions Bancorp NA	19,594	851,163

Total Banks		24,853,954

Capital Markets - 13.2%
Affiliated Managers Group Inc.	1,251	127,227
Ameriprise Financial Inc.	14,055	2,731,308
Goldman Sachs Group Inc.	28,031	7,392,055

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Invesco Ltd.	52,575	$916,382
Morgan Stanley	110,331	7,560,983
State Street Corp.	39,875	2,902,103
T. Rowe Price Group Inc.	31,507	4,769,845

Total Capital Markets		26,399,903

Consumer Finance - 5.3%
Ally Financial Inc.	43,843	1,563,441
Capital One Financial Corp.	12,736	1,258,953
Credit Acceptance Corp.	1,176	407,061	*
Discover Financial Services	35,825	3,243,237
OneMain Holdings Inc.	15,974	769,308
Santander Consumer USA Holdings Inc.	37,088	816,678
SLM Corp.	15,336	190,013
Synchrony Financial	66,373	2,303,807

Total Consumer Finance		10,552,498

Diversified Financial Services - 0.5%
Jefferies Financial Group Inc.	31,417	772,858
Voya Financial Inc.	2,319	136,380

Total Diversified Financial Services		909,238

Insurance - 3.3%
Aflac Inc.	19,582	870,812
Allstate Corp.	33,270	3,657,371
Hanover Insurance Group Inc.	1,034	120,895
Lincoln National Corp.	5,368	270,064
Primerica Inc.	4,750	636,168
Progressive Corp.	11,239	1,111,312

Total Insurance		6,666,622

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	13,848	173,793
PennyMac Financial Services Inc.	3,923	257,427

Total Thrifts & Mortgage Finance		431,220

TOTAL FINANCIALS		69,813,435

HEALTH CARE - 11.6%
Biotechnology - 6.0%
Amgen Inc.	6,915	1,589,897
Biogen Inc.	25,123	6,151,618	*
Regeneron Pharmaceuticals Inc.	8,689	4,197,743	*

Total Biotechnology		11,939,258

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.1%
DaVita Inc.	25,545	$2,998,983	*
McKesson Corp.	6,866	1,194,135
Molina Healthcare Inc.	9,027	1,919,862	*

Total Health Care Providers & Services		6,112,980

Pharmaceuticals - 2.5%
Johnson & Johnson	17,177	2,703,316
Merck & Co. Inc.	9,634	788,061
Pfizer Inc.	43,918	1,616,622

Total Pharmaceuticals		5,107,999

TOTAL HEALTH CARE		23,160,237

INDUSTRIALS - 9.7%
Aerospace & Defense - 1.2%
Howmet Aerospace Inc.	80,326	2,292,504

Building Products - 1.7%
Johnson Controls International PLC	71,765	3,343,531

Construction & Engineering - 0.4%
Quanta Services Inc.	11,388	820,164

Industrial Conglomerates - 0.2%
Carlisle Cos. Inc.	2,275	355,310

Machinery - 4.4%
Caterpillar Inc.	14,611	2,659,494
Cummins Inc.	26,982	6,127,612

Total Machinery		8,787,106

Professional Services - 0.4%
ManpowerGroup Inc.	9,793	883,133

Trading Companies & Distributors - 1.4%
United Rentals Inc.	12,423	2,881,018	*

TOTAL INDUSTRIALS		19,362,766

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 0.3%
Juniper Networks Inc.	22,832	513,948

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics Inc.	15,156	1,474,679	*

Semiconductors & Semiconductor Equipment - 4.5%
Intel Corp.	178,477	8,891,724

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Software - 1.9%
Citrix Systems Inc.	5,260	$684,326
j2 Global Inc.	1,940	189,519	*
Oracle Corp.	45,153	2,920,947

Total Software		3,794,792

Technology Hardware, Storage & Peripherals - 1.2%
NetApp Inc.	35,874	2,376,294

TOTAL INFORMATION TECHNOLOGY		17,051,437

MATERIALS - 7.8%
Chemicals - 5.7%
Celanese Corp.	19,989	2,597,371
CF Industries Holdings Inc.	34,907	1,351,250
Eastman Chemical Co.	23,974	2,404,113
LyondellBasell Industries NV, Class A Shares	54,810	5,023,884

Total Chemicals		11,376,618

Metals & Mining - 2.1%
Newmont Corp.	65,934	3,948,787
Steel Dynamics Inc.	4,192	154,559

Total Metals & Mining		4,103,346

TOTAL MATERIALS		15,479,964

UTILITIES - 2.7%
Electric Utilities - 2.7%
American Electric Power Co. Inc.	6,508	541,921
Duke Energy Corp.	6,508	595,873
Exelon Corp.	15,941	673,029
NextEra Energy Inc.	19,667	1,517,309
Southern Co.	31,584	1,940,205

TOTAL UTILITIES		5,268,337

TOTAL COMMON STOCKS (Cost - $164,650,137)		194,364,165

INVESTMENTS IN UNDERLYING FUNDS - 0.9%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $1,755,716)	13,100	1,791,163

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $166,405,853)		196,155,328

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $3,044,901)	0.006%	3,044,901	$3,044,901

TOTAL INVESTMENTS - 100.0% (Cost - $169,450,754)			199,200,229
Other Assets in Excess of Liabilities - 0.0%††			64,546

TOTAL NET ASSETS - 100.0%			$199,264,775

††	Represents less than 0.1%.

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$194,364,165	—	—	$194,364,165
Investments in Underlying Funds	1,791,163	—	—	1,791,163

Total Long-Term Investments	196,155,328	—	—	196,155,328

Short-Term Investments†	3,044,901	—	—	3,044,901

Total Investments	$199,200,229	—	—	$199,200,229

†	See Schedule of Investments for additional detailed categorizations.

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